Computation of Basic and Diluted Earnings Per Common Share (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Net income:
Net income attributable to MHFG shareholders	¥ 498,484		¥ 875,412		¥ 656,389
Less: Net income attributable to preferred shareholders	6,745		8,221		8,672
Net income attributable to common shareholders	491,739		867,191		647,717
Effect of dilutive securities:
Convertible preferred stock	6,437		7,121		7,571
Net income attributable to common shareholders after assumed conversions	¥ 498,176		¥ 874,312		¥ 655,288
Shares:
Weighted average common shares outstanding	24,189,670		24,053,282		23,073,544
Effect of dilutive securities:
Convertible preferred stock	1,164,941	[1]	1,291,854	[1]	1,384,367	[1]
Stock compensation-type stock options	16,641		20,093		11,628
Weighted average common shares after assumed conversions	25,371,252		25,365,229		24,469,539
Amounts per common share:
Basic net income per common share	¥ 20.33		¥ 36.05		¥ 28.07
Diluted net income per common share	¥ 19.64		¥ 34.47		¥ 26.78

[1]	The number of the dilutive common shares is based on the applicable conversion prices.